Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Reconciliation of Numerator and Denominator Used to Compute Basic and Diluted Net Loss Per Share for Each Class of Common Stock	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income/(loss)per share for each class of common stock:

	Three Months Ended March 31, 2022		Three Months Ended March 31, 2021
	Class A	Class F	Class A	Class F
Basic and diluted net income/(loss) per share:
Numerator:
Allocation of net income/(loss), including accretion of temporary equity	$2,952,221	$738,055	$(13,613,043)	$(8,782,609)

Denominator:
Weighted-average shares outstanding	34,500,000	8,625,000	11,883,333	7,666,667
Basic and diluted net income/(loss) per share	$0.09	$0.09	$(1.15)	$(1.15)

	For the Year Ended December 31, 2021		For the Period from September 14, 2020 (inception) Through December 31, 2020
	Class A	Class F	Class A	Class F
Basic and diluted net loss per share:
Numerator:
Allocation of net loss, including accretion of temporary equity	$(26,692,609)	$(7,741,729)	$—	$(1,200)

Denominator:
Weighted-average shares outstanding	28,923,288	8,388,699	—	8,625,000
Basic and diluted net loss per share	$(0.92)	$(0.92)	$—	$(0.00)